Equity - Summary of Share Capital (Detail) - USD ($) $ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued	117,000,000	117,000,000
Shareholder capital	$ 1,000	$ 1,000
Blackstone Pat Holdings IV LLC [Member]
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued	46,800,000	46,800,000
Shareholder capital	$ 400	$ 400
Patria Holdings Ltd [Member]
Disclosure Of Issued Share Capital [Line Items]
Number of shares issued	70,200,000	70,200,000
Shareholder capital	$ 600	$ 600